Summary of Significant Accounting Policies (Policies) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds
Summary of Significant Accounting Policies
Aspects of the Limited Liability Companies and Limited Partnership

Aspects of the Limited Liability Companies and Limited Partnership

        Each of the Ziegler Funds is organized as either a limited liability company or a limited partnership. Each member's/partner's liability is limited to the capital contributed. Allocations of income and loss are made to the capital accounts as described in the following paragraph. Distributions of cash from operations will be made periodically. The distributions will be made to members/partners in accordance with their ownership percentages.

        Allocations of income and loss are made to the capital accounts of members/partners in proportion to the committed capital. The distributions will be made in the following order: (1) to members/partners on a preferred 8 percent annual return based on their unreturned capital contributions for Fund I, Fund II and Fund III and 7 percent for Fund IV, (2) to repay members/partners unreturned capital contributions, and (3) 80 percent to members/partners based upon their percentage interests and 20 percent to ZCO.

        The Ziegler Funds were initially capitalized as follows:

Fund	General Interest	Limited Interest	Unit Price
	Investment Units
I	0.01	151	$100,000
II	0.02	356	$50,000
III	0.01	90.5	$100,000
IV	0.02	112.3	$50,000

Principles of Combination

Principles of Combination

        As described in Note 1, the combined financial statements contain the financial position and results of operations of the Ziegler Funds, which are managed by BCZ and ZHREM IV, and are engaged in similar business activities. It is intended that the Ziegler Funds will contribute their interests in their properties to an operating partnership of a newly formed REIT, which will be funded primarily through a public offering. These transactions are expected to occur in the first half of 2013.

Principles of Consolidation

Principles of Consolidation

        The Ziegler Funds include the following consolidated subsidiaries as of December 31, 2012:

	Fund Ownership %
Entity	I	II	III	IV
Ziegler Michigan 5, LLC (Michigan 5)	100%
Ziegler Georgia 6, LLC (Georgia 6)	100%
Ziegler Michigan 6, LLC (Michigan 6)	100%
Ziegler Georgia 7, LLC (Georgia 7)*	50%
Ziegler Florida 4, LLC (Florida 4)	100%
Ziegler Georgia 21, LLC (Georgia 21)	79.4%		20.6%
Ziegler Texas 8, LLC (Texas 8)	100%
Ziegler Arizona 23, LLC (Arizona 23)	50%
Ziegler Illinois 12, LLC (Illinois 12)		100%
Ziegler Michigan 12, LLC (Michigan 12)		100%
Ziegler Georgia 13, LLC (Georgia 13)		100%
Ziegler Tennessee 14, LLC (Tennessee 14)		100%
Ziegler Ohio 9, LLC (Ohio 9)		83.21%		16.79%
Ziegler Maine 15, LLC (Maine 15)		56.77%	43.23%
Ziegler Wisconsin 16, LLC (Wisconsin 16)			100%
Ziegler Georgia 17, LLC (Georgia 17)			100%
Ziegler Illinois 18, LLC (Illinois 18)			100%
Ziegler Ohio 19, LLC (Ohio 19)			100%
Ziegler Georgia 20, LLC (Georgia 20)			100%
Ziegler Georgia 22, LLC (Georgia 22)				100%
Ziegler Wisconsin 24, LLC (Wisconsin 24)				100%
*
As of December 31, 2011, Georgia 7 was 100 percent owned by Fund I.

        The Ziegler Funds consolidate the following less than 100 percent owned subsidiaries, or investees of those subsidiaries, due to majority voting control:

        Sandwich Development Partners LLC (Sandwich)—In 2006, Illinois 12 and another investor (Investing Member) entered into an agreement with IDP Sandwich Development Partners (IDP) to form Sandwich. Illinois 12, the Investing Member and IDP have contributed $1,100,000, $100,000 and $100, respectively. The agreement provides that Illinois 12 and the Investing Member will receive a 7 percent preferred return on their investment. The agreement further requires payment of the preferred return and return of invested capital of Illinois 12 and the Investing Member be returned prior to any allocation of profits to IDP. After Illinois 12 and the Investing Member receive the preferred return and return of invested capital, profits will be split 59.6 percent to Illinois 12, 5.4 percent and 35 percent to IDP.

        Maine 15, LLC—On June 29, 2007, Fund II and Fund III formed Maine 15 for the purpose of investing in Bath Road Associates, LLC (Bath Road), which owns a medical office building. Maine 15 and other investors entered into an agreement with Bath Road Management, LLC (BRM) to form Bath Road. The agreement provides that Maine 15 will receive 66.33 percent of cash flows from the property, as defined, with the remaining cash flows divided between BRM and other investors, 25.51 percent and 8.16 percent, respectively.

        Illinois 18, LLC—In 2007, Illinois 18 entered into an agreement with IDP Remington Holdings (IDP) to form Remington Development Partners, LLC (Remington). Illinois 18 has contributed $1,300,000. The agreement provides that Illinois 18 will receive a 7 percent preferred return on its investment. The agreement further provides that the preferred return and capital investment by Illinois 18 be returned prior to any allocation of profits to IDP. After Illinois 18 receives a 7 percent preferred return and return of capital, profits will be split 65 percent to Illinois 18 and 35 percent to IDP. The noncontrolling interest on Fund III's assets and liabilities consists of Illinois 18 and IDP.

        Georgia 7, LLC—During 2012, Georgia 7, entered into a 5 year lease with a tenant in exchange for a 50 percent ownership interest, in Georgia 7. Prior to this arrangement, Georgia 7 was wholly owned by Fund I. As part of the agreement, Fund I retained a 51 percent voting interest in Georgia 7. As a result, Georgia 7's accounts have been consolidated with Fund I's consolidated financial statements.

        The Ziegler Funds consolidate all variable interest entities in which it holds a variable interest and is deemed to be the primary beneficiary of the variable interest entity. Generally, a variable interest entity, or VIE, is an entity with at least one of the following conditions: (1) the total equity investment at risk is insufficient to allow the entity to finance its activities without additional subordinated financial support; or (2) the holders of the equity investment at risk, as a group, lack any one of the following three characteristics: (i) the power to direct the entity's activities that most significantly impact its economic performance, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity. The primary beneficiary of a VIE is an entity that has a variable interest or a combination of variable interests that provide that entity with a controlling financial interest in the VIE. An entity is deemed to have a controlling financial interest in a VIE if it has both of the following characteristics: (1) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, and (2) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

        The combined Ziegler Funds consolidate the following VIE's for which it is the primary beneficiary:

        In 2005, Ziegler Florida 4, LLC (Florida 4) entered into an agreement with CED SS II, LLC (CED) to form Ziegler CED Summerfield Square, LLC (Summerfield). Summerfield is in the business of property development. Florida 4 contributed $629,000 of cash in exchange for a 40 percent interest in Summerfield. CED agreed to manage the development efforts of Summerfield and assume certain risks of project overruns in exchange for a 60 percent interest in Summerfield. The agreement requires provides that Florida 4 will receive a 10 percent preferred return on its capital investment in Summerfield of $629,000. The agreement requires payment of Florida 4's preferred return and return of invested capital before any allocation of profits to CED. After Florida 4 receives its 10 percent preferred return and its capital investment is returned, Summerfield's profits will be split 60 percent to CED and 40 percent to Florida 4. CED will also receive a 4.25 percent development fee on the ultimate sale of the medical office buildings.

        The Ziegler Funds have determined that, Florida 4 is the primary beneficiary of Summerfield because Florida 4 has the power to direct activities of Summerfield that most significantly impact Summerfield's economic performance. Those activities include management oversight and negotiation of unit sales related to the property. Should additional financing be needed for Summerfield in the future, it is expected that Florida 4 will provide that additional support due to ownership.

        The following presents selected information for Summerfield as of and for the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
Property under Development	$674,773	$1,618,508
Other assets	5,227	—

Total Assets	$680,000	$1,618,508

Long-Term Debt	$421,675	$1,041,451
Other liabilities	167,690	146,173

Total Liabilities	$589,365	$1,187,624

Real estate sale	$685,000	$—
Operating loss	(340,250)	(65,032)
Net loss	(340,250)	(65,032)

        On August 1, 2011 Arizona 23 issued a 50% equity interest in the entity to an unrelated third party and current lessee, in exchange for the lessee executing a new 10 year lease. To estimate the value of the equity interest issued, management determined the gross value of the property to be $3,900,000 using a 7.75% capitalization rate and a stabilized annual net operating income of $302,000. This gross value was reduced by the property's outstanding mortgage debt of approximately $2,500,000, to yield a net equity value of approximately $1,400,000. Therefore, a 50% net equity interest in Arizona 23 approximated $700,000 on the transaction date. The net present value of the tenant lease on the date of the transaction was estimated to be approximately $1,400,000 based on future monthly gross lease payments for the ten-year term of the lease of approximately $2,200,000 using a 7.75% discount rate. Therefore, 50% of the net present value of the lease approximated $700,000 on the date of the transaction, equivalent to a 50% net equity interest in the property, and thus, no gain or loss was recorded on the transaction. Prior to this arrangement, Arizona 23 was wholly owned by Fund I. Arizona 23's accounts have been consolidated with Fund I's consolidated financial statements.

        Management determined that the lessee received a lease inducement in the amount of $700,000 from Arizona 23. Accounting standards require that the lease inducement be amortized on a straight line basis over the 10 year lease term. On August 1, 2011, the Ziegler Funds' management recorded the lease inducement as an increase to other assets and owners' equity of $700,000. For the years ended December 31, 2012 and 2011, the amortization of the lease inducement resulted in a decrease in rental revenues of $70,000 and $29,167, respectively.

        Following the guidance in generally accepted accounting principles, Fund I is the primary beneficiary of Arizona 23 because Fund I has the power to direct activities of Arizona 23 that most significantly impact its economic performance. Those activities include serving as the managing member with oversight over the property including the ability to approve the sale of the property. Should additional financing be needed for Arizona 23 in the future, it is expected that Fund I will provide that additional support.

        The following presents selected information for Arizona 23 as of and for the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
Investment property	$3,036,850	$3,092,307
Other assets	878,913	1,061,447

Total assets	$3,915,763	$4,153,754

Long-term debt	$2,280,508	$2,444,896
Other liabilities	68,614	62,232

Total liabilities	$2,349,122	$2,507,128

Rental revenue	$330,484	$363,330
Operating income	157,449	256,572
Net (loss) income	(88,193)	40,762

        All significant intercompany accounts and transactions have been eliminated in consolidation and combination. The effects of eliminations of revenues and expenses due to intercompany transactions between majority-owned subsidiaries and consolidated VIEs are not attributed to noncontrolling interest in the VIEs.

Classification of Assets and Liabilities

Classification of Assets and Liabilities

The financial affairs of the Trust generally do not involve a business cycle since the realization of assets and the liquidation of liabilities are usually dependent on the Trust’s circumstances. Accordingly, the classification of current assets and current liabilities is not considered appropriate and has been omitted from the condensed consolidated and combined statements of assets and liabilities.

Classification of Assets and Liabilities

        The financial affairs of the Ziegler Funds generally do not involve a business cycle since the realization of assets and the liquidation of liabilities are usually dependent on the Ziegler Funds' circumstances. Accordingly, the classification of current assets and current liabilities is not considered appropriate and has been omitted from the combined statements of assets and liabilities.

Investment Properties

Investment Properties

        Buildings are depreciated over their estimated useful lives ranging up to 50 years using the straight-line method. Tenant improvements are depreciated over the lesser of 20 years or the tenants' respective lease terms. Cost of maintenance and repairs are charged to expense when incurred.

Property under Development

Property under Development

        Property under development includes the cost of land and other capitalized costs made during the development period including interest, real estate taxes, architectural and engineering, fees, permits and construction and related costs.

Intangibles

Intangibles

        In connection with the acquisition of investment properties, the Ziegler Funds allocate a portion of the purchase price to in-place leases as of the date of acquisition. The Ziegler Funds' estimate the fair value of in-place leases by considering costs that would be incurred during the expected lease-up periods and loss of rental income based upon current market conditions. The terms of leases in place as of the date of acquisition have not differed materially from market for any of the Ziegler Funds' acquisitions of investment properties. The carrying costs consist of costs that would otherwise have been incurred by the Ziegler Funds had the property not had leases already in place. The carrying costs include real estate taxes, utilities, sales commissions, tenant improvements and other operating costs. The lease intangible is amortized on a straight-line basis over the term of the individual leases ranging up to 20 years.

Impairment of Intangible and Long-Lived Assets

Impairment of Intangible and Long-Lived Assets

The Trust evaluates the recoverability of the recorded amount of intangible and long-lived assets whenever events or changes in circumstances indicate that the recorded amount of an asset may not be fully recoverable. Impairment is assessed when the undiscounted expected future cash flows derived from an asset are less than its carrying amount. If we determine that an asset is impaired, the impairment to be recognized is measured as the amount by which the recorded amount of the asset exceeds its fair value. Assets to be disposed of are reported at the lower of the recorded amount or fair value less cost to sell. Fair value is determined using a discounted future cash flow analysis.

The Trust did not recognize any impairment for the three months ended September 30, 2013, nor did the Predecessor in the comparative period presented.

Impairment of Intangible and Long-Lived Assets

        The Ziegler Funds' evaluate the recoverability of the recorded amount of intangible and long-lived assets whenever events or changes in circumstances indicate that the recorded amount of an asset may not be fully recoverable. Impairment is assessed when the undiscounted expected future cash flows derived from an asset are less than its carrying amount. If Ziegler Funds determine that an asset is impaired, the impairment to be recognized is measured as the amount by which the recorded amount of the asset exceeds its fair value. Assets to be disposed of are reported at the lower of the recorded amount or fair value less cost to sell. Fair value is determined using a discounted future cash flow analysis.

        During 2012, Fund I recognized a loss of $90,455 as it was deemed that Florida 4's property was impaired. The impairment of Florida 4 was assessed as the property's cost basis exceeded its fair value in 2012. The market price for Florida 4's property had decreased as evidenced by the net per foot sale prices realized in two property sale transactions that had similar characteristics to Florida 4's property in 2012. The 2012 net per foot sale price was then applied to the property's remaining square footage, resulting in an impairment charge as of December 31, 2012.

        During 2012 and 2011, Fund I recognized losses of $78,837 and $1,436,813, respectively, as it was determined that the Michigan 6 investment property was impaired. The depressed local economic real estate environment, building characteristics, expiration of tenant leases and the inability to secure long term tenants in 2012 resulted in a substantial reduction in Michigan 6's operating cash flow. Fund I determined the investment property value as of December 31, 2012 by utilizing a discounted cash flow model for certain future rental or sales projections and applying a probability factor as to the likelihood for each projection.

        During 2012, Fund II recognized a loss of $767,297 as it was determined that Ohio 9's investment property was impaired. The impairment of the Ohio 9 property was assessed due to the depressed local economic real estate environment, expiration of tenant leases and the inability to secure long term tenants in 2012 resulting in a substantial reduction in Ohio 9's operating cash flow. Fund II determined the investment property value as of December 31, 2012 by utilizing a discounted cash flow model for certain future rental or sales projections and applying a probability percentage as to the likelihood for each projection.

Deferred Costs

Deferred Costs

        Deferred costs consist primarily of fees to obtain financing and costs associated with the origination of long-term leases on investment properties. After the purchase of a property, sales commissions incurred to extend in place leases or generate new leases are added to the deferred costs. Deferred costs are amortized on a straight-line basis over the terms of their respective agreements.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Ziegler Funds consider all highly liquid investments with maturities of three months or less as of the date of acquisition to be cash equivalents. The Ziegler Funds have not experienced any losses in their cash and cash equivalents accounts and believe they are not exposed to any significant credit risk on cash and cash equivalents.

Escrow Reserves

Escrow Reserves

        The Ziegler Funds are required to maintain various escrow reserves on their notes payable to cover future property taxes and insurance, and tenant improvement costs as defined in each loan agreement. The total reserves as of December 31, 2012 and 2011 are $1,060,003, $1,127,608 respectively, which are included in other assets on the combined balance sheets.

Derivatives

Derivatives

        The Ziegler Funds' derivatives, consisting solely of interest rate swaps, were recognized as a liability on the combined balance sheets and measured at fair value. Any change in fair value was recognized immediately in earnings unless the derivative qualified as a hedge. The Ziegler Funds did not designate its derivative as a hedge.

Tenant Accounts Receivable

Tenant Accounts Receivable

        Tenant accounts receivable are stated at net revenue amounts. Rental payments under these contracts are primarily due monthly. An allowance for doubtful accounts is recorded when a tenant receivable is outstanding for longer than three months.

Rental Revenue

Rental Revenue

Rental revenue is recognized on a straight-line basis over the terms of the related leases when collectability is reasonably assured. Recognizing rental revenue on a straight-line basis for leases may result in recognizing revenue for amounts more or less than amounts currently due from tenants. Amounts recognized in excess of amounts currently due from tenants are included in other assets and were $1.4 million and $1.3 million as of September 30, 2013 and December 31, 2012, respectively. If the Trust determines that collectability of straight-line rents is not reasonably assured, the Trust limits future recognition to amounts contractually owed and, where appropriate, establishes an allowance for estimated losses. Rental revenue is reduced by amortization of lease inducements and above market rents on certain leases. Lease inducements and above market rents are amortized over the average remaining life of the lease.

Rental Revenue

        Rental revenue, less lease inducement, is recognized on a straight-line basis over the terms of the related leases when collectability is reasonably assured. Recognizing rental revenue on a straight-line basis for leases may result in recognizing revenue for amounts more or less than amounts currently due from tenants. Amounts recognized in excess of amounts currently due from tenants are included in other assets and were $1,290,038 and $1,638,707 as of December 31, 2012 and 2011, respectively. If the Ziegler Funds determine that collectability of straight-line rents is not reasonably assured, the Ziegler Funds limit future recognition to amounts contractually owed and, where appropriate, establish an allowance for estimated losses.

        Tenant recoveries related to reimbursement of real estate taxes, insurance and other operating expenses are recognized as rental revenue in the period the applicable expenses are incurred. The reimbursements are recorded at gross, as the Ziegler Funds are generally the primary obligor with respect to real estate taxes and purchasing goods and services from third-party suppliers, have discretion in selecting the supplier and bear the credit risk. Property taxes paid by tenants in accordance with the terms of triple net leases, and the corresponding expense, have been included in rental revenue and operational expenses, respectively, in the combined statements of operations of the Ziegler Funds.

Discontinued Operations

Discontinued Operations

        Discontinued operations is a component of an entity that has either been disposed of or is deemed to be held-for-sale and, (i) the operations and cash flows of the component have been or will be eliminated from ongoing operations as a result of the disposal transaction, and (ii) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction.

        In accordance with generally accepted accounting principles we have presented the results of operations to the actual or planned disposition of investment properties are reflected in the combined statements of operations as discontinued operations for 2012 and 2011.

Income Taxes

Income Taxes

        Each Ziegler Fund is treated as a partnership for federal and state income tax purposes. Therefore, no provision for federal and state income taxes has been provided in the financial statements of the Ziegler Funds. Each member/partner is individually responsible for reporting income or loss, to the extent required by the federal and state income tax laws and regulations, based upon its respective share of the Ziegler Funds' income and expense as reported for income tax purposes.

        The Ziegler Funds application of generally accepted accounting principles regarding uncertain tax positions had no effect on its financial position as management believes the Ziegler Funds have no material unrecognized income tax benefits. The Ziegler Funds would account for any potential interest or penalties related to possible future liabilities for unrecognized income tax benefits as interest/other expense. The Ziegler Funds are no longer subject to examination by tax authorities for federal, state or local income taxes for periods before 2009.

Management Estimates

Management Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the combined financial statements and the amounts of revenue and expenses reported in the period. Significant estimates are made for the valuation of real estate and intangibles, valuation of financial instruments, impairment assessments and fair value assessments with respect to purchase price allocations. Actual results could differ from these estimates.

Management Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the combined financial statements and the reported amounts of revenue and expenses reported in the period. Significant estimates are made for the valuation of real estate and intangibles, valuation of financial instruments, impairment assessments and fair value assessments with respect to purchase price allocations. Actual results could differ from these estimates.